SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total equity-based compensation expenses	$ 1,701	$ 1,529	$ 2,323	[1]
Cost of Revenue [Member]
Total equity-based compensation expenses	62	61	130
Research and Development Expense [Member]
Total equity-based compensation expenses	408	430	526
Selling and Marketing Expense [Member]
Total equity-based compensation expenses	625	437	964
General and Administrative Expense [Member]
Total equity-based compensation expenses	$ 606	$ 601	$ 703

[1]	Also includes equity-based compensation that was classified as a liability.